8. Debt Discount (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Notes to Financial Statements
Derivative Expense	$ 272,292	$ 89,779
Amortization of Derivative Discount	$ 536,401		$ 1,507,107